Subsequent events (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 18, 2020	Jan. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares			$ 9,609
Macquarie Bank Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of precious metals delivery and purchase agreement		$ 5,000
Amount settled through fixed deliveries of gold production from Relief Canyon Mine		$ 5,000
ATM Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 15,000